Fair value measurements - Consolidated Statement of Operations (Table) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Derivative [Line Items]
Write-off of unrealized losses related to forecasted transactions which are no longer considered probable reclassified from other comprehensive income/(loss)	$ (42)	$ (227)
Total Gain/(Loss) on derivative instruments, net	(4,681)	(688)
Interest and finance costs
Reclassification adjustments of interest rate swap loss transferred to Interest and finance costs from Other comprehensive income/(loss) (Note 8)	(667)	(1,491)
Total Gain/(Loss) recognized	(667)	(1,491)
Goldman Sachs Swaps | After de-designation of accounting hedging relationship (April 1, 2015)
Derivative [Line Items]
Unrealized gain/(loss) from the Interest rate swaps agreements	(1,930)	883
Realized gain/(loss) from the Interest rate swaps agreements	$ (2,709)	$ (1,344)